Equipment net (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equipment, net
Depreciation	$ 28,071	$ 472	$ 55,751	$ 1,406	$ 16,081	$ 1,263